Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives	12 Months Ended
Feb. 28, 2022
Property [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Property [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	20
Property [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	50
Property - Right of use assets [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	Lease term or useful life whichever is shorter
Property - Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	3
Plant, equipment and vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Plant, equipment and vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	4
Plant, equipment and vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Average useful life	5
IT equipment [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	3
Capitalized telematics devices - Installed [Member]
Significant Accounting Policies (Details) - Schedule of property, plant and equipment useful lives [Line Items]
Depreciation method	Straight line
Average useful life	5